CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES (Tables)	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Current and Non-current Assets [Table Text Block]	Assets

AS AT JUN. 30, 2023 AND DEC. 31, 2022 (MILLIONS)	Other Financial Assets		Accounts Receivable and Other		Inventory
	2023	2022	2023	2022	2023	2022
Current portion	$8,629	$7,565	$20,730	$19,489	$8,955	$9,108
Non-current portion	20,837	19,334	8,333	7,889	4,051	3,735
	$29,466	$26,899	$29,063	$27,378	$13,006	$12,843

Schedule of Current and Non-current Liabilities [Table Text Block]	Liabilities

AS AT JUN. 30, 2023 AND DEC. 31, 2022 (MILLIONS)	Accounts Payable and Other		Corporate Borrowings		Non-Recourse Borrowings of Managed Entities
	2023	2022	2023	2022	2023	2022
Current portion[1]	$34,908	$33,574	$1,634	$—	$43,393	$43,297
Non-current portion	23,069	23,491	11,984	11,390	162,692	159,387
	$57,977	$57,065	$13,618	$11,390	$206,085	$202,684
1.Current portion of corporate borrowings includes $1.6 billion (December 31, 2022 – $nil) of short-term commercial paper and revolving facility draws.